Trade and Other Payables (Tables)	6 Months Ended
Jul. 31, 2020
Trade And Other Payables
Disclosure of Detailed Information About Trade and Other Current Payables
	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
Current:
Trade payables	7,842	10,407
Accruals	5,007	8,593
Employee benefit liabilities	4,326	3,430
	17,175	22,430